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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Attorney-in-Fact (1)
Phone:            212-397-5516

Signature, Place, and Date of Signing:

/s/ Richard D. Holahan, Jr.         New York, New York        November 14, 2003
---------------------------         ------------------        -----------------
[Signature]                         [City, State]             [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]      13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number           Name
                --------------------           -----
                     028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                  -------
Form 13F Information Table Entry Total:                                 6
                                                                  -------

Form 13F Information Table Value Total:                          $287,711
                                                                 --------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        GEORGE SOROS
                                                   FORM 13F INFORMATION TABLE
                                                QUARTER ENDED SEPTEMBER 30, 2003

                          Title                     Fair Market    Shares or     Investment Discretion       Voting Authority
                           of         Cusip         Value (in      Principal           Shared   Shared
Issuer                    Class       Number        thousands)      Amount      Sole   Instr.V  Other      Sole    Shared   None
------                    -----       ------        ----------     ---------    ----   -------  ------     ----    ------   ----
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD     ORD         G04074103     $    5,255       392,136     X                          X
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP              COM AP      038020103     $    2,789       125,000                    X                   X
                          BIO GRP
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC               COM         096227103     $      256       172,995     X                          X
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES      COM NEW     457985208     $   19,652       694,675     X                          X
HLDGS CP
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP         COM         477143101     $  259,613     4,264,337     X                          X
------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL CORP          COM         58047P107     $      146         9,334     X                          X
------------------------------------------------------------------------------------------------------------------------------------
                                                    $  287,711